WESTERN ASSET TRUST, INC.

                       INTERNATIONAL SECURITIES PORTFOLIO

                             REPORT TO SHAREHOLDERS

                    FOR THE NINE MONTHS ENDED MARCH 31, 1998

This report and the financial statements contained herein are submitted for the general information of the shareholders of Western Asset Trust International Securities Portfolio. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

May 26, 1998

Dear Shareholder:

Enclosed are financial statements for the Western Asset Trust International Securities Portfolio for the nine month period ending March 31, 1998.

The fund produced positive returns but at levels below its non-dollar and domestic market benchmarks for this period, returning 6.24% (net) versus the Salomon Brothers World Ex-US (hedged) return of 9.37% and the Salomon Brothers Broad Investment Grade Index return of 8.08%. We continue to work on improving results here.

The fund's general strategies added value but two factors detracted meaningfully: 1) the fund was not invested in the Japanese bond market, which experienced a substantial decline in yields, and 2) exposure to Czech and Indonesian bonds was negatively impacted by declining currency values.

Also, as you should be aware by now, the Western Asset Trust Portfolios are being incorporated into a new institutional mutual fund family, LM Institutional Fund Advisors, which is expected to become effective June 1, 1998. We greatly appreciate your cooperation with this shift and are working actively to make it as seamless as possible. While the format will be changing, there is, of course, to be no change in Western Asset's advisory services for the portfolio. The fiscal year-end has been changed to March 31 and, therefore, we have prepared an earlier-than-usual financial statement for the Western Asset Trust International Securities Portfolio that reflects this change.

Should you have any questions regarding the enclosed statement or the new institutional mutual fund family, please feel free to call.

Sincerely,

/s/ W. Curtis Livingston
__________________________
    W. Curtis Livingston
    President

Enclosure

[Western Asset Logo Appears Here]

                              Western Asset Trust
                       International Securities Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The fund's performance was favorably impacted by market conditions in the nine months ended March 31, 1998, as non-dollar interest rates declined substantially during the period. However, the fund's total return trailed that of its non-dollar benchmark, the Salomon Brothers Non-U.S. Government Index (Hedged), returning 6.24% (net) vs. 9.37%, and it underperformed the broad investment grade market, which returned 8.08%. Several factors contributed to underperformance for the period: The Fund has virtually no exposure to the Japanese bond market, given the very low level of yields there, but Japanese bonds continued to post impressive gains on a hedged basis as interest rates fell to levels never seen before. The fund's exposure to Czech Republic bonds suffered as the koruna declined in value, and a modest exposure to Indonesian bonds was impacted by the devaluation of the rupiah. With these two exceptions, currency exposure was substantially hedged throughout the period, thus avoiding the adverse impact of a strongly rising dollar.

Average Annual Total Return through March 31, 1998

                              WAT Intl*      SB N-US Govt
                              ---------     -------------
       9 Months                  6.2%           9.4%
       3 Years                  10.5%          13.0%
   Since Inception               7.6%           9.9%

               [Graph Appears Here -- Plot Points Included Below]

                   Western Asset Trust                          Salomon Brothers
           International Securities Portfolio               Non-U.S. Govt. Index
                          (net)                                     (Hedged)
           ----------------------------------               --------------------
                        1,000,000                                  1,000,000
 3/31/93                1,022,200                                  1,028,000
 6/30/93                1,058,284                                  1,054,934
 9/30/93                1,117,865                                  1,093,650
12/31/93                1,164,480                                  1,139,364
 3/31/94                1,100,317                                  1,098,119
 6/30/94                1,046,402                                  1,067,262
 9/30/94                1,037,298                                  1,064,914
12/31/94                1,051,094                                  1,087,597
 3/31/95                1,086,936                                  1,137,626
 6/30/95                1,109,653                                  1,190,981
 9/30/95                1,141,167                                  1,233,499
12/31/95                1,196,742                                  1,282,469
 3/31/96                1,199,734                                  1,294,652
 6/30/96                1,224,689                                  1,328,184
 9/30/96                1,280,779                                  1,383,038
12/31/96                1,331,114                                  1,434,210
 3/31/97                1,333,510                                  1,455,436
 6/30/97                1,381,383                                  1,500,992
 9/30/97                1,413,293                                  1,552,326
12/31/97                1,459,790                                  1,592,841
 3/31/98                1,467,375                                  1,641,423


Past performance is not necessarily indicative of future results. Investment return and principal value will fluctuate, so that, when redeemed, an investor's shares may be worth more or less than their original cost. The Fund's inception date was January 1, 1993. The Salomon Brothers Non-US Government Index (hedged) includes world government bonds hedged into US dollar using a rolling one-month forward exchange contract as the hedging instrument.

*Since inception (January 1, 1993), Western Asset and the Fund's administrator have voluntarily undertaken to waive a portion of their fees. Total return for the Fund would have been lower if a portion of the fees had not been waived.

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                         % OF                  MATURITY
                                                      NET ASSETS      RATE       DATE        CURRENCY         PAR          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES                    (A)        63.42%
BRITISH STERLING                                         8.85%
Fannie Mae                                                            6.875%     06/07/02      GBP             1,900        $3,221
United Kingdom Treasury Stock                                         7.00%      06/07/02                      2,600         4,482
Welcome Break Finance, PLC                                            8.284%     09/01/17                        600         1,118
                                                                                                                          ----------
                                                                                                                             8,821

CANADIAN DOLLAR                                         15.25%
Government of Canada                                                  7.25%      06/01/07      CAD            19,000        15,200

DANISH KRONE                                             8.88%
Kingdom of Denmark                                                    9.00%      11/15/00      DKK            26,500         4,167
Kingdom of Denmark                                                    7.00%      11/15/07                     29,000         4,681
                                                                                                                          ----------
                                                                                                                             8,848

ITALIAN LIRA                                            12.77%
Buoni del Tesoro Poliennali                                          10.00%      08/01/03      ITL        12,200,000         8,275
Buoni del Tesoro Poliennali                                           6.50%      11/01/27                  7,200,000         4,446
                                                                                                                          ----------
                                                                                                                            12,721

NEW ZEALAND DOLLAR                                       3.36%
Government of New Zealand                                             8.00%      02/15/01      NZD             6,000         3,340

SOUTH AFRICAN RAND                                       3.49%
Republic of South Africa                                             13.00%      08/31/10      ZAR            17,700         3,482

SWEDISH KRONA                                           10.82%
Kingdom of Sweden                                                    13.00%      06/15/01      SEK            70,000        10,784


Total Long-Term Debt Securities
(Identified Cost-$63,317)                                                                                                   63,196
------------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                         % OF                  MATURITY
                                                      NET ASSETS      RATE       DATE        CURRENCY         PAR          VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                       (A)        13.38%
REPURCHASE AGREEMENTS                                   13.36%
Goldman Sachs & Co.
  5.70% dated 3/31/98, to be repurchased at
  $4,001 on 4/1/98 (Collateral: $3,810 United
  States Treasury Bond, 7.625% due 2/15/07,
  value $4,120)                                                                                USD             4,000        $4,000

J.P. Morgan Securities, Inc.
  6.00% dated 3/31/98, to be repurchased at
  $5,001 on 4/1/98 (Collateral: $5,010 Fannie
  Mae Medium-term note, 6.55% due 7/15/02,
  value $5,173)                                                                                                5,000         5,000

Merrill Lynch Securities, Inc.
  5.85% dated 3/31/98, to be repurchased at
  $4,311 on 4/1/98 (Collateral: $4,325 Fannie
  Mae Medium-term note, 7.20% due 12/20/12,
  value $4,481)                                                                                                4,310         4,310
                                                                                                                          ----------
                                                                                                                            13,310

                                                                                                             ACTUAL
OPTIONS PURCHASED                                        0.02%                                              CONTRACTS
Government of Japan #202 Euro Call                                                                          ---------
  May 98, Strike Price  $102.806                                                               JPY             5,000            22
                                                                                                                          ----------


Total Short-Term Investments
(Identified Cost-$13,380)                                                                                                   13,332
------------------------------------------------------------------------------------------------------------------------------------

Total Investments
(Identified Cost-$76,697)                               76.80%                                                             $76,528
------------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                         % OF                                            ACTUAL       APPRECIATION/
                                                      NET ASSETS       EXPIRATION        CURRENCY       CONTRACTS     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------



OPTIONS WRITTEN
Republic of South Africa R153 Euro Call
  Strike Price  $13.00                                               May 98                ZAR                18            $2
Republic of South Africa R153 Euro Call
  Strike Price  $12.58                                               May 98                ZAR                18          N.M.
                                                                                                                          ----
                                                                                                                             2

FUTURES CONTRACTS PURCHASED
German 5-Year Government Bond Futures                                June 98               DEM                47             5
UK Long Gilt Government Bond Futures                                 June 98               GBP               275            83
                                                                                                                          ----
                                                                                                                            88

------------------------------------------------------
(A) Listed by currency denomination.

N.M.  Not Meaningful

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                   ASSETS
Investments at value (Identified Cost - $76,697)                                                                $76,528
Receivable for:
          Investments sold                                                                                       25,825
          Futures collateral and variation margin                                                                   688
Interest receivable                                                                                               1,970
Unrealized appreciation of forward currency contracts                                                             1,815
Collateral received on securities lending                                                                         7,428
Other assets                                                                                                         33
                                                                                                                -------
          Total assets                                                                                          114,287

                   LIABILITIES

Payable for:
          Fund shares repurchased                                                                                 5,400
          Variation margin                                                                                           75
Unrealized depreciation of forward currency contracts                                                             1,644
Payable for collateral on securities lending                                                                      7,428
Liability for option premium (Premium Received - $14)                                                                12
Due to adviser and administrator                                                                                      7
Accrued expenses                                                                                                     78
                                                                                                                -------
          Total liabilities                                                                                      14,644
                                                                                                                -------
Net assets                                                                                                      $99,643
                                                                                                                =======

                   ANALYSIS OF NET ASSETS

Common stock at par value $.001 per share, authorized
          100,000,000 shares: issued and outstanding 1,032 shares                                                    $1
Accumulated paid-in capital                                                                                      99,460
Undistributed net investment income                                                                               2,309
Accumulated net realized loss on investments, forward currency contracts and currency transactions               (2,115)
Unrealized depreciation of investments, forward currency contracts and currency translations                        (12)
                                                                                                                -------
Net assets                                                                                                      $99,643
                                                                                                                =======

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE                                                  $96.55
                                                                                                                =======

---------------------------------------------
See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            STATEMENT OF OPERATIONS
                             (AMOUNTS IN THOUSANDS)

                                                                           FOR THE NINE                    FOR THE YEAR
                                                                           MONTHS ENDED                        ENDED
                                                                         MARCH 31, 1998 (A)                JUNE 30, 1997
                                                                      ------------------------          -------------------
INVESTMENT INCOME:
   Interest                                                                       $8,609                       $16,858
                                                                      ------------------------          -------------------

EXPENSES:
   Advisory fee                                                                      718                         1,252
   Custodian fees                                                                    216                           429
   Directors' fees                                                                    16                            16
   Legal and audit fees                                                               29                            19
   Organization expense                                                                2                             4
   Registration fees                                                                  23                            46
   Reports to shareholders                                                             3                             4
   Transfer agent and shareholder servicing expense                                    5                             6
   Other expenses                                                                      8                            16
                                                                      ------------------------          -------------------
                                                                                   1,020                         1,792
      Less fees waived                                                              (605)                       (1,055)
                                                                      ------------------------          -------------------
      Total expenses, net of waivers                                                 415                           737
                                                                      ------------------------          -------------------

NET INVESTMENT INCOME                                                              8,194                        16,121

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
      Investments                                                                 (8,877)                       (1,328)
      Foreign currency transactions                                               10,748                        14,200
   Unrealized gain (loss) on:
      Investments                                                                  1,048                         1,983
      Assets and liabilities denominated in foreign currencies                       (52)                          (26)
                                                                      ------------------------          -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                             2,867                        14,829
                                                                      ------------------------          -------------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                   $11,061                       $30,950
                                                                      ------------------------          -------------------

(A) The year end for Western Asset Trust, Inc. - International Securities Portfolio has been changed from June 30 to March 31.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                        FOR THE NINE       FOR THE YEAR    FOR THE YEAR
                                                                        MONTHS ENDED           ENDED           ENDED
                                                                      MARCH 31, 1998 (A)   JUNE 30, 1997   JUNE 30, 1996
                                                                      ------------------   -------------   -------------
CHANGE IN NET ASSETS:
Net investment income                                                       $8,194             $16,121         $14,600
Net realized gain on investments, foreign currency transactions              1,871              12,872          17,454
Change in unrealized appreciation of investments and assets
         and liabilities denominated in foreign currencies                     996               1,957          (8,488)
                                                                      ------------------   -------------   -------------
Change in net assets resulting  from operations                             11,061              30,950          23,566

Distributions to shareholders from net investment income                   (19,141)            (23,883)        (15,747)

Change in net assets from
         Fund share transactions                                          (195,975)             76,535          33,943
                                                                      ------------------   -------------   -------------
         Change in net assets                                             (204,055)             83,602          41,762


NET ASSETS:

         Beginning of period                                               303,698             220,096         178,334
                                                                      ------------------   -------------   -------------

         End of period (including undistributed
               net investment income of
               $2,309, $11,227 and $4,150
               respectively)                                               $99,643            $303,698        $220,096
                                                                      ------------------   -------------   -------------

(A) The year end for Western Asset Trust, Inc. - International Securities Portfolio has been changed from June 30 to March 31.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data.


                                                   FOR THE                            FOR THE YEARS ENDED JUNE 30,
                                               NINE MONTHS ENDED    ----------------------------------------------------------------
                                              MARCH 31, 1998 (A)      1997         1996         1995         1994         1993 (B)
                                              ------------------    ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                   $97.61          $95.16      $92.10       $93.76      $105.53      $100.00
                                              ------------------    ----------------------------------------------------------------

Net investment income   (C)                              3.43            5.29        5.78         6.29         6.94         3.21
Net realized and unrealized gain (loss)
      on investments, forward currency
      contracts, options, futures and
      foreign currency contracts                         2.28            6.27        3.56        (1.04)       (7.36)        2.59
                                              ------------------    ----------------------------------------------------------------
Total from investment operations                         5.71           11.56        9.34         5.25        (0.42)        5.80
                                              ------------------    ----------------------------------------------------------------
Distributions to shareholders from:
      Net investment income                             (6.77)          (9.11)      (6.28)       (0.63)       (8.64)       (0.27)
      Net realized gain on investments                    -               -           -            -          (2.71)         -
      Tax return of capital                               -               -           -          (6.28)         -            -
                                              ------------------    ----------------------------------------------------------------
Total distributions                                     (6.77)          (9.11)      (6.28)       (6.91)      (11.35)       (0.27)
                                              ------------------    ----------------------------------------------------------------
Net asset value, end of period                         $96.55          $97.61      $95.16       $92.10       $93.76      $105.53
                                              ==================    ================================================================
Total return  (C)                                        6.24(D)        12.83%      10.36%        6.03%       -1.14%        5.81%(D)

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
      Expenses  (C)                                      0.27(E)         0.28%       0.26%        0.28%        0.30%        0.45%(E)
      Net investment income  (C)                         5.42(E)         6.11%       6.02%        5.67%        5.53%        6.08%(E)

Portfolio turnover rate                                435.56(E)       290.56%     348.40%      355.03%      571.18%      249.94%(E)
Net assets, end of period
      (in thousands)                                  $99,643         $303,698    $220,096     $178,334     $106,806      $93,288

----------------------------------------------
(A) The year end for Western Asset Trust, Inc. - International Securities Portfolio has been changed from June 30 to March 31.

(B) For the period January 7, 1993 (commencement of operations) to June 30,
    1993.

(C) Net of voluntary waiver of investment advisory fees. In the absence of this voluntary waiver, the ratio of expenses to average net assets would have been 0.67% for the nine months ended March 31, 1998, and 0.68%, 0.66% , 0.68%, 0.66% and 0.70% for the years ended June 30, 1997,1996 1995,and 1994, respectively, and 0.85% for the period ended June 30, 1993.

(D) Not Annualized

(E) Annualized

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                             (AMOUNTS IN THOUSANDS)

1.   SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust International Securities Portfolio ("Fund"), a non-diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to January 7, 1993, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

OPTIONS AND FUTURES

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

FOREIGN CURRENCY TRANSACTIONS

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and

     (ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

The effect of changes in foreign exchange rates on realized and unrealized security gains or losses are reflected as a component of such gains and losses.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and capital gains for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.   FINANCIAL INSTRUMENTS:

As part of its investment program, the Fund utilizes repurchase agreements, options, futures and forward currency exchange contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

FORWARD CURRENCY EXCHANGE CONTRACTS

The Fund may enter into forward currency exchange contracts to help manage its currency exposure. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

Forward currency contracts are valued using the forward rate. Outstanding contracts at March 31, 1998 are as follows:

                                                 CONTRACT TO
    SETTLEMENT           ------------------------------------------------------------         APPRECIATION/
       DATE                       RECEIVE                          DELIVER                    (DEPRECIATION)
   -------------         ------------------------         ---------------------------         --------------
       4/29/98             USD             15,226           CAD               21,700               $   (101)
       4/29/98             USD             14,255           DEM               25,800                    280
       4/29/98             DEM             25,800           USD               14,036                    (61)
       4/29/98             USD             24,386           GBP               14,600                    (15)
       4/29/98             GBP              9,220           USD               15,456                    (46)
       4/29/98             USD             13,079           ITL           23,600,000                    133
       4/29/98             USD              3,571           NZD                6,142                    188
       4/29/98             USD             11,408           SEK               92,600                   (185)
       4/29/98             USD              8,790           ZAR               43,719                    167
       4/29/98             ZAR             30,219           USD                6,014                    (54)
       5/04/98             USD              9,091           GRD            2,700,000                    692
       5/04/98             GRD          2,700,000           USD                9,477                 (1,078)
       5/29/98             USD             17,054           DKK              117,500                    340
       5/29/98             DKK             54,200           USD                7,799                    (89)
                                                                                                   --------
                                                                                                   $    171
                                                                                                   ========

OPTION TRANSACTIONS

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                                        CALLS
                                                          -----------------------------------
                                                              ACTUAL           PREMIUMS
                                                             CONTRACTS             $
---------------------------------------------------------------------------------------------
Options outstanding at June 30, 1997                               -                -
Options Written:    South African Rand                            54              $23
Options Closed:    South African Rand                            (18)              (9)
---------------------------------------------------------------------------------------------
Options outstanding at March 31, 1998                             36              $14
=============================================================================================

FUTURES

The Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 1998 are described at the end of the "Portfolio of Investments", page 4.

3.   PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term and U.S. Government securities) for the nine months ended March 31, 1998, aggregated $511,464 and $624,743, respectively. There were no purchases or sales of U.S. Government securities during the nine months ended March 31, 1998.

At March 31, 1998, the cost of securities for federal income tax purposes was $76,804. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $691 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $967. The fund has unused capital loss carryforwards for federal income tax purposes of $1,966 which expire in 2006.

4.   FUND SHARE TRANSACTIONS:

At March 31, 1998, there were 5,000,000 shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                              FOR THE NINE MONTHS
                                     ENDED                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                MARCH 31, 1998                         JUNE 30, 1997                         JUNE 30, 1996
                        --------------------------------       -------------------------------       -------------------------------
                           SHARES          AMOUNT                SHARES          AMOUNT                SHARES          AMOUNT
--------------------------------------------------------       -------------------------------       -------------------------------
Sold                             31        $     2,855                696          $ 67,238              2,384          $ 224,198
Reinvestment of
distributions                   205             19,141                251            23,796                168             15,747
Repurchased                  (2,315)          (217,971)              (149)          (14,499)            (2,175)          (206,002)
--------------------------------------------------------       -------------------------------      --------------------------------
Net change                   (2,079)        $ (195,975)               798          $ 76,535                377          $  33,943
========================================================       ===============================       ===============================

5.   SECURITIES LOANED:

At March 31, 1998, the market value of the securities on loan to broker-dealers was $7,108, for which the Fund received collateral of $7,428 in cash. Such collateral is in the possession of the Fund's custodian. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.   TRANSACTIONS WITH AFFILIATES:

The Fund has a management agreement with Western Asset Management Company ("Adviser"), a corporate affiliate of Legg Mason Fund Adviser, Inc. ("Administrator"), and Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.475% of average daily net assets of the Fund. The Adviser has voluntarily agreed to waive its fees and reimburse the Fund to the extent necessary to limit total expenses to 0.85% of average daily net assets. The Adviser has further voluntarily waived its fee for services to the Fund other than the portion of the fee equal to the fee paid by the Adviser to the Administrator. Pursuant to this agreement, advisory fees of $605 were waived for the nine months ended March 31, 1998.

The Adviser has an administration agreement with the Administrator. Under this agreement, the Administrator provides the Fund with administrative services for which the Adviser pays a fee at an annual rate of 0.075% of average daily net assets of the Fund.

                              1306 Concourse Drive        Telephone 410 412 3000
                              Suite 100
                              Linthicum, MD 21090-1020

Price Waterhouse LLP                                      [Logo Appears Here]

                       Report of Independent Accountants

To the Board of Directors of Western Asset Trust, Inc. and
Shareholders of Western Asset Trust International Securities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Trust International Securities Portfolio (the "Fund"), (one of the portfolios constituting Western Asset Trust, Inc.) at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers, and where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
__________________________
    PRICE WATERHOUSE LLP

Linthicum, Maryland
April 30, 1998